Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 shares
Number of restricted share units
Granted	0	0	0	0
Weighted-Average Grant-Date Fair Value
Vested | $ / shares	$ 1.66
Restricted share units | 2015 Plan
Number of restricted share units
Outstanding, beginning balance	6,625,960	6,625,960
Granted	3,880,413	3,880,413
Vested	(5,996,679)	(5,996,679)
Forfeited	(1,237,492)	(1,237,492)
Outstanding, ending balance	3,272,202	3,272,202	6,625,960
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance | ¥ / shares		¥ 20.32
Granted | ¥ / shares		5.36
Vested | ¥ / shares		13.05
Forfeited | ¥ / shares		13.19
Outstanding, ending balance | ¥ / shares		¥ 15.12	¥ 20.32